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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ---------
      This Amendment (Check only one.): [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Weiss Capital LLC
Address: 29 Commonwealth Avenue, 10th Floor,
         Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Georgiy Nikitin
Title:   Chief Compliance Officer
Phone:   (617) 778-7780

Signature, Place, and Date of Signing:


/s/ Georgiy Nikitin                 Boston, MA    November 14, 2008
-------------------------------   -------------   -----------------
[Signature]                       [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         49

Form 13F Information Table Value Total:    $76,872
                                        (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:   Name:
----   ---------------------   ------------
1      28-12279                Andrew Weiss

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
COLUMN 1                          COLUMN 2       COLUMN 3 COLUMN 4 COLUMN 5               COLUMN 6    COLUMN 7       COLUMN 8
--------                     ----------------- --------- -------- --------             -------------- -------- -------------------
                                                         AMOUNT AND TYPE OF SECURITY                            VOTING AUTHORITY
                                                         -----------------------------                         -------------------
                                                           VALUE  SHR OR  SH/            INVESTMENT    OTHER
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (x$1000) PRN AMT PRN PUT/CALL   DISCRETION   MANAGERS   SOLE  SHARED NONE
---------------------------- ----------------- --------- -------- ------- --- -------- -------------- -------- ------- ------ ----
2020 CHINACAP ACQUIRCO INC   COM               90212G109     223   30,820 SH           SHARED-DEFINED           30,820          0
ADVANCED TECHNOLOGY ACQU COR COM               007556103      38    5,040 SH           SHARED-DEFINED            5,040          0
ALTERNATIVE ASSET MGMT ACQU  COM               02149U101   1,493  165,930 SH           SHARED-DEFINED          165,930          0
ALYST ACQUISTION CORP        COM               02263A105     218   29,667 SH           SHARED-DEFINED           29,667          0
ATLAS ACQUISITION HLDGS CORP COM               049162100     181   20,112 SH           SHARED-DEFINED           20,112          0
BFC FINL CORP                CL A              055384200      83  150,605 SH           SHARED-DEFINED          150,605          0
CASTLE CONV FD INC           COM               148443104     163    8,943 SH           SHARED-DEFINED            8,943          0
CHINA HEALTHCARE ACQ CORP    COM               16939Q104       2      315 SH           SHARED-DEFINED              315          0
CLAYMORE EXCHANGE TRADED FD  JAMES SB-1 ETF    18383M613     740   50,000 SH           SHARED-DEFINED           50,000          0
DENALI FD INC                COM               24823A102     184   12,500 SH           SHARED-DEFINED           12,500          0
ENERGY INFRASTRUCTURE ACQUI  COM               29269P109   2,701  266,398 SH           SHARED-DEFINED          266,398          0
ENTERPRISE ACQUISITION CORP  COM               29365R108   1,632  177,741 SH           SHARED-DEFINED          177,741          0
FRANKLIN COVEY CO            COM               353469109      79   10,898 SH           SHARED-DEFINED           10,898          0
GENEVA ACQUISITION CORP      COM               37185Y104     405   69,826 SH           SHARED-DEFINED           69,826          0
GLOBAL BRANDS ACQUISITION CO COM               378982102     731   79,486 SH           SHARED-DEFINED           79,486          0
GLOBAL CONSUMER ACQST CORP   COM               378983100     242   26,250 SH           SHARED-DEFINED           26,250          0
GOLDEN POND HEALTHCARE INC   COM               38116J109     146   20,300 SH           SHARED-DEFINED           20,300          0
HIGHLANDS ACQUISITION CORP   COM               430880104       9    1,010 SH           SHARED-DEFINED            1,010          0
IDEATION ACQUISITION CORP    COM               451665103     260   36,317 SH           SHARED-DEFINED           36,317          0
INTER ATLANTIC FINANCIAL INC COM               45890H100       2      210 SH           SHARED-DEFINED              210          0
ISHARES TR                   FTSE XNHUA IDX    464287184  26,015  754,717 SH           SHARED-DEFINED          754,717          0
ISHARES INC                  MSCI AUSTRALIA    464286103     144    7,000 SH           SHARED-DEFINED            7,000          0
ISHARES TR                   MSCI EMERG MKT    464287234     115    3,368 SH           SHARED-DEFINED            3,368          0
ISHARES INC                  MSCI HONG KONG    464286871   4,782  361,966 SH           SHARED-DEFINED          361,966          0
ISHARES INC                  MSCI SINGAPORE    464286673     507   52,051 SH           SHARED-DEFINED           52,051          0
ISHARES INC                  MSCI S KOREA      464286772  14,627  368,171 SH           SHARED-DEFINED          368,171          0
ISHARES INC                  MSCI TAIWAN       464286731   9,514  880,937 SH           SHARED-DEFINED          880,937          0
NRDC ACQUISITION CORP        COM               62941R102     158   17,570 SH           SHARED-DEFINED           17,570          0
NTR ACQUISITION CO           COM               629415100     233   24,182 SH           SHARED-DEFINED           24,182          0
OCEANAUT INC                 COM               675227102   1,692  207,109 SH           SHARED-DEFINED          207,109          0
PIONEER MUN & EQUITY INCOME  COM               723761102     420   37,531 SH           SHARED-DEFINED           37,531          0
POLARIS ACQUISITION CORP     COM               73104R102     765   82,235 SH           SHARED-DEFINED           82,235          0
PROSPECT ACQUISITION CORP    COM               74347T103     228   25,060 SH           SHARED-DEFINED           25,060          0
PUTNAM MANAGED MUN INCOM TR  COM               746823103      23    3,500 SH           SHARED-DEFINED            3,500          0
PUTNAM MUN OPPORTUNITIES TR  SH BEN INT        746922103      72    7,000 SH           SHARED-DEFINED            7,000          0
RENAISSANCE ACQUISITION CORP COM               75966C305   1,644  296,156 SH           SHARED-DEFINED          296,156          0
SAPPHIRE INDUSTRIALS CORP    COM               80306T109      35    3,885 SH           SHARED-DEFINED            3,885          0
SECURE AMER ACQUISITION CORP COM               81372L103     907  122,763 SH           SHARED-DEFINED          122,763          0
SP ACQUISITION HOLDINGS INC  COM               78470A104     355   38,187 SH           SHARED-DEFINED           38,187          0
SP ACQUISITION HOLDINGS INC  *W EXP 10/10/201  78470A112       0       35 SH           SHARED-DEFINED               35          0
SPORTS PPTYS ACQUISITION COR COM               84920F107     499   55,405 SH           SHARED-DEFINED           55,405          0
STONELEIGH PARTNERS ACQUS CO COM               861923100     874  115,745 SH           SHARED-DEFINED          115,745          0
TAIWAN GREATER CHINA FD      SH BEN INT        874037104      32    6,720 SH           SHARED-DEFINED            6,720          0
TM ENTMT & MEDIA INC         COM               87260T108     954  132,095 SH           SHARED-DEFINED          132,095          0
TM ENTMT & MEDIA INC         * W EXP 10/17/201 87260T116       3   10,595 SH           SHARED-DEFINED           10,595          0
TRANSFORMA ACQUISITION GROUP COM               89366E100      93   11,940 SH           SHARED-DEFINED           11,940          0
TRANS-INDIA ACQUISITION CORP COM               893237107     236   30,770 SH           SHARED-DEFINED           30,770          0
TREMISIS ENERGY ACQ CORP II  COM               89472N101   1,336  188,150 SH           SHARED-DEFINED          188,150          0
UNITED REFINING ENERGY CORP  COM               911360105   1,077  118,580 SH           SHARED-DEFINED          118,580          0

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